Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000005808 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.50%	3.11%	1.51%
C000005805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	2.52%	1.73%	0.72%
C000198217 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	8.56%	3.14%	1.54%
C000005809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	7.87%	2.53%	0.88%
Without Sales Load [Member] | C000005805 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	8.20%	2.84%	1.26%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	9.02%	6.35%	3.07%